ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Schedule of percentage of legal ownership by Renren Inc
	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Subsidiaries:
CIAC/ChinaInterActiveCorp ("CIAC")	August 5, 2005	Cayman Islands	100%	Investment holding
Renren Wealth Inc.	March 7, 2011	Cayman Islands	100%	Investment holding
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. ("JiehunChina")	June 14, 2011	Cayman Islands	100%	Investment holding
Renren Giant Way Limited ("Renren Giant Way")	May 17, 2012	Hong Kong	100%	Investment holding
Renren Gongying Inc..	October 2, 2015	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Renren CRSP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren CHYP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren PLML Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren KURY Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren ONER Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren BLCR Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren ZHCH Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren LSTAR Holdings Inc.	October 17, 2016	Cayman Islands	100%	Investment holding
Renren CHRYPH Holdings Inc.	October 31, 2016	Cayman Islands	100%	Investment holding
Happy Link Corporation Limited	May 7, 2011	Hong Kong	100%	Investment holding
Renren Game Hong Kong Limited ("Game HK")	March 8, 2012	Hong Kong	100%	Investment holding
Renren Lianhe (Hong Kong) Co. Limited.	May 16, 2016	Hong Kong	100%	Investment holding
Renren Winday Company Limited.	July 26, 2016	Hong Kong	100%	Investment holding
Renren Giantly Limited.	August 16, 2016	Hong Kong	100%	Investment holding
Renren Gentle Height Company Limited.	December 7, 2016	Hong Kong	100%	Investment holding
Renren Game USA Inc. (“Game USA”)	March 8, 2012	USA	100%	Investment holding
Chime Technologies, Inc.	September 7, 2012	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Beijing Woxiu Information Technology Co. Ltd. ("Beijing Woxiu")	October 27, 2011	PRC	100%	Investment holding
Beijing Jiexun Shiji Technology Development Co., Ltd. ("Jiexun Shiji")	April 26, 2012	PRC	100%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Investment holding
Qianxiang Lianhe Technology Development (Beijing) Co., Ltd	November 12, 2016	PRC	100%	Internet business

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Xiuxuan Brokers Co., Ltd.(“Guangzhou Xiuxuan”)	September 22, 2014	PRC	N/A	IVAS business
Beijing RenrenJinfu Investment Management Co., Ltd (“Renren Jinfu”)	May 20, 2015	PRC	N/A	Internet business
Beijing Qianxiang Yixin Technology Development Co., Ltd	September 1, 2016	PRC	N/A	Investment holding

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service
Beijing Qilin Wings Technology Development Co., Ltd..	January 16, 2013	PRC	N/A	Internet business
Beijing Zhenzhong Interactive Information Technology Co., Ltd	December 23, 2014	PRC	N/A	Internet business
Shanghai Wangjing Factoring Co., Ltd	July 28, 2015	PRC	N/A	Factoring business
Beijing Jingwei Zhihui Information Technology Co., Ltd. (“Jingwei Zhihui”)	March 19, 2014	PRC	N/A	Internet business
Shanghai Wangjing Investment Management Co., Ltd	April 20, 2015	PRC	N/A	Internet business
Fenqi Winday Company Limited,	February 29, 2016	Hong Kong	N/A	Internet business
Renren Finance, Inc.	December 15, 2014	Cayman Islands	N/A	Internet business
Shanghai Renren Financial Rental Co., Ltd	May 25, 2015	PRC	N/A	Internet business
Shanghai Mumian Interactive Internet Information Service Co., Ltd...	June 16, 2016	PRC	N/A	IVAS business
Guangzhou Qunge Information Technology Co., Ltd	August 26, 2016	PRC	N/A	IVAS business
Beijing Renren Zhihui Technology Co., Ltd	October 31, 2016	PRC	N/A	Internet business
Souxun Finance Advisory (Beijing) Co., Ltd	September 9, 2011	PRC	N/A	IVAS business
Tianjin Zhenzhong Interactive Information Technology Co., Ltd.	April 8, 2016	PRC	N/A	Investment holding
Beijing Qianxiang Wanxin Technology Development Co., Ltd.	November 18, 2016	PRC	N/A	Investment holding

Schedule of Consolidated Assets Backed Financing Entities
	As of December 31,
	2015	2016

Financing receivable, net	-	$73,549

Total assets	-	$73,549

Accrued expenses and other current liabilities	-	$4
Payable to investors	-	141
Long-term payable to investors	-	59,916

Total liabilities	-	$60,061

	Years ended December 31,
	2014	2015	2016

Net revenue	-	-	-
Net loss	-	-	$375

Years ended December 31,
	2014	2015	2016

Net cash provided by operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash provided by financing activities	-	-	-

VIEs and their subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule of consolidated financial information
	As of December 31,
	2015	2016

Cash and cash equivalents	$15,359	$55,908
Restricted cash	-	288
Short-term investments	2,748	410
Accounts receivable, net	4,044	4,702
Financing receivable, net	72,619	228,224
Prepaid expenses and other current assets	22,932	17,988
Amounts due from related parties	425	10,219
Current assets held for sale	3,917	-

Total current assets	122,044	317,739

Long-term financing receivable, net	15,273	330
Property and equipment, net	2,327	1,058
Long-term investments	18,852	36,470
Other non-current assets	1,195	876
Non-current assets held for sale	1,888	-

Total non-current assets	39,535	38,734

Total assets	$161,579	$356,473

Accounts payable	$4,914	$5,423
Short-term debt	6,919	7,202
Accrued expenses and other current liabilities	13,762	11,277
Payable to investors	46,219	182,810
Amounts due to related parties	36	222
Deferred revenue and advance from customers	3,670	5,804
Income tax payable	5,652	7,163
Current liabilities held for sale	7,729	-

Total current liabilities	88,901	219,901

Total liabilities	$88,901	$219,901

	Years ended December 31,
	2014	2015	2016

Net revenue	$46,012	$39,017	$61,948
Loss from continuing operations	$(66,467)	$(68,991)	$(31,997)
(Loss) income from discontinued operations	$(26,025)	$4,302	$829

	Years ended December 31,
	2014	2015	2016

Net cash provided by operating activities	$24,502	$34,652	$68,374
Net cash used in investing activities	$(20,696)	$(102,061)	$(187,621)
Net cash provided by financing activities	-	$55,928	$148,080